Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of operating segments [Line Items]
Share of the profits of associates and joint ventures accounted for using equity method	$ 459	$ 15	$ 509	$ 419
Interest income	251	8	197	205
Interest expenses	104	3	18	22
Operating costs and expenses	166,747		171,949	180,706
Depreciation and amortization	36,349		33,809	31,930
Capital expenditure	24,166	807	28,550	26,875
Impairment loss on property, plant and equipment	93	4	0	0
Reversal of impairment loss	57	2	19	11
Impairment loss on intangible assets	9		51	9
Impairment loss on other assets	44	$ 1	0	0
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	15		18	21
Interest expenses	5		0	0
Operating costs and expenses	56,269		59,430	62,795
Depreciation and amortization	14,842		15,027	15,614
Capital expenditure	12,071		12,693	11,647
Impairment loss on property, plant and equipment	0
Reversal of impairment loss	57		19	11
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets	13
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	9		12	15
Interest expenses	58		0	6
Operating costs and expenses	72,952		73,901	80,275
Depreciation and amortization	16,254		13,788	11,001
Capital expenditure	7,773		10,664	9,742
Impairment loss on property, plant and equipment	0
Impairment loss on intangible assets	9		51	9
Impairment loss on other assets	0
Internet Business [Member]
Disclosure of operating segments [Line Items]
Interest income	20		19	9
Interest expenses	1		0	0
Operating costs and expenses	13,850		13,766	13,288
Depreciation and amortization	2,914		3,121	3,385
Capital expenditure	1,425		2,729	2,779
Impairment loss on property, plant and equipment	0
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets	13
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	41		28	15
Interest expenses	12		0	0
Operating costs and expenses	11,427		13,279	13,385
Depreciation and amortization	1,547		1,425	1,477
Capital expenditure	1,117		1,348	1,580
Impairment loss on property, plant and equipment	0
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets	0
Other [Member]
Disclosure of operating segments [Line Items]
Share of the profits of associates and joint ventures accounted for using equity method	459		509	419
Interest income	166		120	145
Interest expenses	28		18	16
Operating costs and expenses	12,249		11,573	10,963
Depreciation and amortization	792		448	453
Capital expenditure	1,780		1,116	1,127
Impairment loss on property, plant and equipment	93
Impairment loss on intangible assets	0		$ 0	$ 0
Impairment loss on other assets	$ 18